G3 Share-based compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
G3 Share-based compensation

Share-based compensation

Accounting treatment of Long-Term Variable Compensation Programs
In note A1” Material accounting policies”, the overall accounting policies for share-based payments within the Company are disclosed. In summary:
–	Share-settled programs, the total compensation expense is calculated based on the fair value (FV) at grant date and recognized over the service period of three years
–
Cash-settled plans, the accounting principles are the same as for any other accruals or provisions. Prior to payout an accrual or provision is recognized every period based on the present period’s best estimate of the total amount. Any difference between total payout and the sum of accruals or provisions is recognized in the income statement in the period of final payout.

Long-Term Variable Compensation
All long-term variable compensation programs have been designed to form a part of a well-balanced total remuneration package and in general to span over a minimum of three years (service period). As these are variable compensation programs, the outcomes cannot be predicted when the programs are introduced and rewards depend on long-term personal commitment, corporate performance and the share price performance.
To reinforce a strong alignment between our shareholders and our Executives the LTV 2024 for Executives will grant, vest and be delivered in Ericsson Class B-shares. Until LTV 2022 Executive Performance Plan (EPP), the granting and vesting has been in synthetic shares with the outcome delivered as a cash settlement. With this action the new Long-Term Variable Compensation Program (LTV) for the Executive Team (ET) and the Executive Performance Plan (EPP) for senior managers have merged into one plan.
All programs are share-based payment programs as defined by IFRS 2 “Share-based Payment,” either share- or cash-settled. The significant share-based payment programs are described below.

LTV and EPP performance criteria

Program year	Target	Criteria	Weight	Performance period	Vesting opportunity (linear pro-rata)		Achievement 3)		Achieved vesting level
2024	2024 Group operating income (EBITA)	Range (SEK billion): 16.7 -30.7	45%	Jan 1, 2024–Dec 31, 2024	0%–200%		SEK 26.0 billion	2)	132.82%
2024	Absolute TSR	Range: 6%–14%	25%	Jan 1, 2024–Dec 31, 2026	0%–200%
2024	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2024–Dec 31, 2026	0%–200%	1)
2024	Group Environmental, Social and Governance (“ESG”)	CO 2 e emissions (ktonnes): 138–114	1.66%	Jan 1, 2024–Dec 31, 2024	0%–200%		105.6 ktonne CO 2		200%
		CO2e emissions (ktonnes): 133–110	1.66%	Jan 1, 2025–Dec 31, 2025	0%–200%
		CO 2 e emissions (ktonnes): 126–102	1.68%	Jan 1, 2026–Dec 31, 2026	0%–200%
		Increasing the representation of women leaders in the Group: Range 25%–27%	5%	Jan 1, 2024–Dec 31, 2026	0%–200%
2024 Total			100%		0%–200%

2023	2023 Group operating income (EBITA)	Range (SEK billion): 26.4 -40.4	45%	Jan 1, 2023–Dec 31, 2023	0%–200%		SEK 21.4 billion	2)	0%
2023	Absolute TSR	Range: 6%-14%	25%	Jan 1, 2023–Dec 31, 2025	0%–200%
2023	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2023–Dec 31, 2025	0%–200%	1)
2023	Group Environmental, Social and Governance (“ESG”)	CO 2 e emissions (ktonnes): 142–121	1.66%	Jan 1, 2023–Dec 31, 2023	0%–200%		121.9 ktonne CO 2		193.72%
		CO 2 e emissions (ktonnes): 132–113	1.66%	Jan 1, 2024–Dec 31, 2024	0%–200%		105.6 ktone CO 2		200%
		CO 2 e emissions (ktonnes): 122–104	1.68%	Jan 1, 2025–Dec 31, 2025	0%–200%
		Increasing the representation of women leaders in the Group: Range 23%–25%	5%	Jan 1, 2023–Dec 31, 2025	0%–200%
2023 Total			100%		0%–200%

2022	2022 Group operating income (EBIT)	Range (SEK billion): 24.1–34.1	45%	Jan 1, 2022–Dec 31, 2022	0%–200%		SEK 32.2 billion	2)	162.76%
2022	Absolute TSR	Range: 6%-14%	25%	Jan 1, 2022–Dec 31, 2024	0%–200%		0.54%		0.00%
2022	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2022–Dec 31, 2024	0%–200%	1)	10 out of 12		0.00%
2022	Group Environmental, Social and Governance (“ESG”)	CO 2 e emissions (ktonnes): 265–200	5%	Jan 1, 2022–Dec 31, 2024	0%–200%		201.3 ktonne CO 2		189.52%
		Increasing the representation of women leaders in the Group: Range 22%–24%	5%	Jan 1, 2022–Dec 31, 2024	0%–200%		24.15%		200%
2022 Total			100%		0%–200%				92.72%

2021	2021 Group operating income (EBIT)	Range (SEK billion): 15.0–24.0	50%	Jan 1, 2021–Dec 31, 2021	0%–200%		SEK 27.4 billion	2)	200%
2021	Absolute TSR	Range: 6%–14%	30%	Jan 1, 2021–Dec 31, 2023	0%–200%		–16.17%		0.00%
2021	Relative TSR	Ranking of Ericsson: 6–2	20%	Jan 1, 2021–Dec 31, 2023	0%–200%	1)	12 out of 11		0.00%
2021 Total			100%		0%–200%				100.00%

1)
The portion of the Performance Share Awards granted to a participant based on the relative TSR performance condition is subject to fulfilment of the related performance criteria over the performance period compared to peer groups consisting of 11 companies for the program year 2024, 2023, 2022 and 2021. The vesting of the Performance Share Awards under this performance condition will vary depending on the Company’s TSR performance ranking versus the other companies in the peer group at the end of the performance period.

2)	Excludes restructuring charges and items not included in target performance criterion.
3)	Resolved by the Board of Directors.

Share-Settled Programs
Long-Term Variable Compensation Program for the Executive Team and Executives
The Long-Term Variable Compensation Program for the ET and Executives as approved by the shareholders, is designed to provide long-term incentives for members of the ET and Executives, to incentivize the Company’s performance creating long-term value.
Awards under LTV (Performance Share Awards) are granted to the participants, provided that certain performance conditions are met, to receive a number of shares, free of charge, following expiration of a three-year vesting period (vesting period). Allotment of shares pursuant to Performance Share Awards are subject to the achievement of performance criteria which are defined specific to each year’s program when the program is introduced.
Which portion, if any, of the Performance Share Awards for LTV will vest is determined at the end of the relevant performance period based on the satisfaction of the predetermined performance criteria for that year’s LTV program (performance period). The performance criteria for the currently running LTV and EPP are summarized in the above table along with the satisfaction and achieved vesting levels for the ones where the performance period ha
s
 lapsed. It is generally required that the participant retains his or her employment over a period of three years from the date of grant of awards to be eligible for receiving the performance awards.
Provided that the performance criteria have been met during the performance period and that the participant has retained his or her employment (unless special circumstances are at hand) during the service period, allotment of vested shares will take place as soon as practicably possible following the expiration of the vesting period.
When determining the final vesting level of Performance Share Awards, the Board of Directors examines whether the vesting level is reasonable considering the Company’s financial results and position, conditions on the stock market and other circumstances, and if not, reserves the right to reduce the vesting level to a lower level deemed appropriate.
In the event delivery of shares to the participants cannot take place under applicable law or at a reasonable cost and employing reasonable administrative measures, the Board of Directors is entitled to decide that participants may, instead, be offered cash settlement.
All major decisions relating to outcome of LTV are taken by the Remuneration Committee, with approval by the full Board of Directors as required.
2024 Long-Term Variable Compensation Program for the Executive Team and Executives (LTV 2024)
LTV 2024 was approved at the Annual General Meeting (AGM) of shareholders held in 2024 and includes all members of the ET and Executives, a total of 176 members in 2024, including the President and CEO.
The participants were granted Performance Share Awards on May 17, 2024. The value of the underlying shares in respect of the Performance Share Awards made to the President and CEO was 150% of the annual base salary, and for other participants ranged between 10% and 100% of the participants’ respective annual base salaries at the time of grant. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the fourth quarter of 2023.
Having evaluated the ongoing long-term variable compensation programs and considering investor input obtained, the Remuneration Committee and the Board of Directors proposed to the Annual General Meeting of shareholders 2024 a long-term variable compensation program 2024 similar to the long-term variable compensation program 2023. The purpose is to further strengthen Ericsson’s commitment to long-term sustainability and responsible business. Hence again a one-year Group operating income (EBITA) target measured over the period January 1, 2024 to December 31, 2024 was included as a performance condition for LTV 2024 in addition to the standard three-year total shareholder return (TSR) performance conditions, which were also used for LTV plans since LTV 2020 however with different weights.
The performance criteria relating to TSR are absolute TSR development and relative TSR development for the Ericsson B share over the period January 1, 2024 to December 31, 2026 (the performance period). The criteria related to ESG are split into two sub-components: reducing carbon dioxide equivalent (“CO2e”) emissions in the Group’s own activities and increasing the representation of women leaders in the Group. The ESG performance criteria are being measured over the period January 1, 2024 to December 31, 2026 (the performance period), where the reducing carbon dioxide equivalent (“CO2e”) emissions in the Group’s own activities is split into 3 annual targets.
The performance criteria for LTV 2024 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2024 under Item 16.
The Board of Directors resolved on the achieved vesting level as outlined in the table “LTV and EPP Performance criteria”.
2023 Long-Term Variable Compensation Program for the Executive Team and Executives (LTV 2023)
LTV 2023 was approved at the Annual General Meeting (AGM) of shareholders held in 2023 and includes all members of the ET and Executives, a total of 176 members in 2023, including the President and CEO.
The participants were granted Performance Share Awards on May 18, 2023. The value of the underlying shares in respect of the Performance Share Awards made to the President and CEO was 190% of the annual base salary, and for other participants ranged between 10% and 70% of the participants’ respective annual base salaries at the time of grant. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the fourth quarter of 2022.
Having evaluated the ongoing long-term variable compensation programs and considering investor input obtained, the Remuneration Committee and the Board of Directors proposed to the Annual General Meeting of shareholders 2023 a long-term variable compensation program 2023 similar to the long-term variable compensation program 2022 adjusting the Group Environmental, Social and Governance performance criterion (“ESG”) on reducing carbon dioxide equivalent (“CO2e”) emissions in the Group’s own activities from one to three annual targets. The purpose is to further strengthen Ericsson’s commitment to long-term sustainability and responsible business. Hence again a one-year Group operating income (EBITA) target measured over the period January 1, 2023 to December 31, 2023 was included as a performance condition for LTV 2023 in addition to the standard three-year total shareholder return (TSR) performance conditions, which were also used for LTV 2022, LTV 2021 and LTV 2020 however with different weights.
The performance criteria relating to TSR are absolute TSR development and relative TSR development for the Ericsson B share over the period January 1, 2023 to December 31, 2025 (the performance period). The criteria related to ESG are split into two sub-components: reducing carbon dioxide equivalent (“CO2e”) emissions in the Group’s own activities and increasing the representation of women leaders in the Group. The ESG performance criteria are being measured over the period January 1, 2023 to December 31, 2025 (the performance period), where the reducing carbon dioxide equivalent (“CO2e”) emissions in the Group’s own activities is split into 3 annual targets.
The Remuneration Committee and the Board decided to propose a long-term variable remuneration program for 2023 with a similar structure as the long-term variable remuneration program for 2022 to the 2023 Annual
General
Meeting.
The performance criteria for LTV 2023 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2023 under Item 16.
The Board of Directors resolved on the achieved vesting level as outlined in the table “LTV and EPP Performance criteria”.
2022 Long-Term Variable Compensation Program for the Executive Team (LTV 2022)
LTV 2022 was approved at the Annual General Meeting (AGM) of shareholders held in 2022 and includes all members of the ET, a total of 15 ET members in 2022, including the President and CEO.
The participants were granted Performance Share Awards on May 18, 2022. The value of the underlying shares in respect of the Performance Share

Awards made to the President and CEO was 190% of the annual base salary, and for other participants ranged between 30% and 70% of the participants’ respective annual base salaries at the time of grant. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the fourth quarter of 2021.
Having evaluated the ongoing long-term variable compensation programs and considering investor input obtained, the Remuneration Committee and the Board of Directors proposed to the Annual General Meeting of shareholders 2022 a long-term variable compensation program 2022 for the Executive Team similar to the long-term variable compensation program 2021 adding a Group Environmental, Social and Governance performance criterion (“ESG”). The purpose is to further strengthen Ericsson’s commitment to long-term sustainability and responsible business. Hence again a one-year Group operating income (EBIT) target measured over the period January 1, 2022 to December 31, 2022 was included as a performance condition for LTV 2022 in addition to the standard three-year total shareholder return (TSR) performance conditions, which were also used for LTV 2021, LTV 2020 and LTV 2019 however with different weights.
The performance criteria relating to TSR are absolute TSR development and relative TSR development for the Ericsson B share over the period January 1, 2022 to December 31, 2024 (the performance period). The criteria related to ESG are split into two sub-components: reducing carbon dioxide equivalent (“CO2e”) emissions in the Group’s own activities and increasing the representation of women leaders in the Group. The ESG performance criteria are being measured over the period January 1, 2022 to December 31, 2024 (the performance period).
The Remuneration Committee and the Board decided to propose a long-term variable remuneration program for 2023 with a similar structure as the long-term variable remuneration program for 2022 to the 2023 Annual General Meeting.
The performance criteria for LTV 2022 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2022 under Item 16.
The Board of Directors resolved on the achieved vesting level as outlined in the table “LTV and EPP Performance criteria”.
2021 Long-Term Variable Compensation Program for the Executive Team (LTV 2021)
LTV 2021 was approved at the Annual General Meeting (AGM) of shareholders held in 2021 and includes all members of the ET, a total of 15 ET members in 2021, including the President and CEO.
The participants were granted Performance Share Awards on May 3, 2021. The value of the underlying shares in respect of the Performance Share Awards made to the President and CEO was 190% of the annual base salary, and for other participants ranged between 30% and 70% of the participants’ respective annual base salaries at the time of grant. The share price used to calculate the number of shares to which the Performance Share Awards entitles was calculated as the volume weighted average of the market price of Ericsson B shares on Nasdaq Stockholm during the five trading days immediately following the publication of the Company’s interim report for the fourth quarter of 2020.
Following evaluation of the previously introduced Long-term variable compensation programs, the Board of Directors decided to use the same performance criteria for LTV 2021 as the ones used for LTV 2020, LTV 2019 and LTV 2018 in order to secure continuity and consistency in supporting achievement of the Company’s 2022 targets. Hence again a one-year Group operating income (EBIT) target measured over the period January 1, 2021 to December 31, 2021 was included as a performance condition for LTV 2021 in addition to the standard three-year total shareholder return (TSR) performance conditions, which were also used for LTV 2020, LTV 2019 and LTV 2018.
The performance criteria relating to TSR are absolute TSR development and relative TSR development for the Ericsson B share over the period January 1, 2021 to December 31, 2023 (the performance period).
The performance criteria for LTV 2021 along with the details on how the performance criteria will be calculated and measured are explained in minutes from the AGM 2021 under Item 16.
The Board of Directors resolved on the achieved vesting level as outlined in the table “LTV and EPP Performance criteria”.
2019 Long-Term Compensation Program and 2020 Long-Term Compensation Program for the Executive Team (LTV 2019 – 2020)
The Performance Share Awards vested during 2024 and the participants received the equivalent number of shares free of charge with the official closure of LTV 2019 and LTV 2020.
Cash-Settled Plans
Executive Performance Plans (EPP)
No new EPP plan was issued in 2023 as the eligible executives were offered the LTV 2023 share granted and vested Plan. The running Executive Performance Plans (EPP) continue to run over the performance period until vesting is complete
.
The Executive Performance Plan (EPP) is a cash-settled plan which uses the same performance criteria as the ones under the respective year’s long-term variable compensation program for the ET.
Senior managers, except for the members of the ET, are selected as participants to EPP annually through a nomination process that identifies individuals according to performance, potential, critical skills, and business critical roles.
There are two award levels, high and regular, which represent the potential award levels as a percentage of the participant’s annual gross salary, which are determined separately by the Board of Directors for each year’s plan before the plan is launched. Participants are assigned a potential award, which is converted into a number of synthetic shares based on the same market price of Ericsson B shares used for the respective year’s LTV. The three-year vesting period is the same as for the LTV. The vesting level of the award is subject to the achievement of the same performance criteria over the same performance period defined for the respective year and generally requires that the participant retains his or her employment over the vesting period.
At the end of the vesting period, the allotted synthetic shares are converted into a cash amount, based on the market price of Ericsson B shares at Nasdaq Stockholm at the vesting date, and this final amount is paid to the participant in cash gross before tax.
Executive Performance Plan 2022 (EPP 2022)
165 senior managers were selected to participate in EPP 2022. The regular award level is set at 15% and the high award level is set at 25% for all countries except for the US/Canada. The regular and high award levels are set at 35% and 45% respectively in the US/Canada.
Executive Performance Plan 2021 (EPP 2021)
159 senior managers were selected to participate in EPP 2021. The regular award level is set at 15% and the high award level is set at 25% for all countries except for the US. The regular and high award levels are set at 25% and 35% respectively in the US. The awards under EPP 2021 were paid in 2024 at the end of the vesting period and EPP 2021 was officially closed.
Key Contributor Plans (KC Plans)
The KC Plan is a cash-settled retention plan. Employees, except for senior managers and the members of the ET, are selected as participants to KC Plan annually through a nomination process that identifies individuals according to performance, potential, critical skills, and business critical roles. Participants are assigned a potential award based on a percentage of their annual gross salary, which is converted into a number of synthetic shares based on the same market price of Ericsson B shares used for the respective year’s LTV.
The KC Plan is a retention plan, therefore there are no performance criteria for vesting of awards. In general, there is a three-year service period for receiving the award in full and the award is subject only to continued employment during the service period. As of the KC 2019 plan the total service period is three years, however the payout is distributed over the entire service period with staggered payments according to the below schedule:
–  25% of the award to be paid at the end of the first year,
–  25% of the award to be paid at the end of the second year, and
–  the remaining 50% of the award to be paid at the end of the third year.
Accounting wise, the plans with three staggered payments are seen as three separate tranches. The tranches are accounted for as separate awards and accrued in parallel with the same grant date but different vesting dates. The consequence of the staggered payments is a front-end loaded cost for these plans. The accounting model is referred to as staged vesting.

The value of each synthetic share is driven by the absolute share price performance of Ericsson B shares during the service period. At the end of the service period, the allotted synthetic shares are converted into a cash amount, based on the market price of Ericsson B shares Nasdaq Stockholm at the vesting date, and this final amount is paid to the participant in cash gross before tax.
Key Contributor Plans 2024 (KC Plan 2024)
9,538 employees were selected to participate in KC Plan 2024. In general there are multiple levels between 10%–50% of the participants’ annual gross salary (deviation exists in legal entities Vonage). The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).
Key Contributor Plans 2023 (KC Plan 2023)
10,154 employees were selected to participate in KC Plan 2023. There are multiple levels between 10%–50% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans). The former Vonage entitlements are included and updated in the numbers and accordingly expensed.
In addition, former Vonage has issued a retention plan to 87 participants with a two-year service period, no performance criteria and the vesting is 50%/50% on each annual anniversary.
Key Contributor Plan 2022 (KC Plan 2022)
7,704 employees were selected to participate in KC Plan 2022. There are at multiple levels between 10%–40% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans).

Cradlepoint Key Contributor Conversion Plan 2022
(KC Conversion Plan 2022)
The KC Conversion Plan is a cash-settled retention plan with 95 participants. The plan has a closed participation group and there will not be any new participants. There is a two-year service period, no performance criteria, (February 2022–February 2024) for receiving the award in full. The payout is distributed over the two-year period: 50% of the award was paid March 2023: USD 4.8 million and 50% of the award was paid March 2024. The value of each payout is based on the share price of Ericsson B shares at vesting date.
Key Contributor Plan 2021 (KC Plan 2021)
7,246 employees were selected to participate in KC Plan 2021. There are three award levels at 10%, 25% and 30% of the participants’ annual gross salary. The total service period is three years, however the payout is distributed over the entire service period with staggered payments as explained under Key Contributor Plans (KC Plans) and was officially closed in 2024.
Claw back policy
In 2023, the Board of Directors of the Company adopted a written clawback policy for the purpose of recovering certain incentive compensation from executive officers in the event of a required accounting restatement, and to disclose any recovered compensation. This policy is applicable in parallel to the clawback rights contained in the guidelines for remuneration to Group management, and ongoing compensation programs (which are connected to breaches of Ericsson’s Code of Business Ethics).
Number of shares
The awards granted to the participants of the LTV programs and the development of the granted shares over time, considering the fulfilment of performance conditions, are displayed in the below table.

Number of shares for Executive Team and Executives

(million) Share-settled programs	LTV 2024	LTV 2023	LTV 2022	LTV 2021
Maximum shares required	10.4	4.1	2.0	2.1
Granted shares	4.0	3.7	0.7	0.6
of which the president and CEO	0.5	0.6	0.3	0.3

Outstanding number of shares
	Executive Team/ Executives programs 1)						of which the President and CEO
(million) Share-settled programs	LTV 2024	LTV 2023	LTV 2022	LTV 2021	Prior 2021 2)	Total	LTV 2024	LTV 2023	LTV 2022	LTV 2021	Prior 2021 2)	Total
Outstanding number of shares, beginning of period	–	2.0	0.9	0.5	1.7	5.1	–	0.3	0.4	0.3	0.7	1.7
Granted shares for current year program	4.0	–	–	–	–	4.0	0.5	–	–	–	–	0.5
Exercised	–	–	–	–0.5	–1.5	–2.0	–	–	–	–0.3	–0.7	–1.0
Forfeited	–	–0.2	–0.1	–	–0.2	–0.5	–	–	–	–	–	–
Increase/decrease due to performance condition	0.7	0.1	–0.2	–	–	0.6	0.1	–	–0.1	–	–	–
Outstanding number of shares, end of period	4.7	1.9	0.6	–	–	7.2	0.6	0.3	0.3	–	–	1.2

1)	LTV 2023 and 2024 include Executive Team and Executives.
2)	Includes LTV 2019 and LTV 2020 programs.

Compensation expense
The table below, Compensation expense for LTV 2021-2024, shows the compensation expense relating to the open programs in the current year. Therefore, the expense shown in the prior year columns will not necessarily agree to the expense in the income statement for that financial period. The compensation expense under the current year column is the expense in the income statement for 2024.
The compensation expense is based on the FV and the number of shares or synthetic shares. The compensation expense for the share-settled long-term variable compensation programs for the President and CEO, the ET and Executives during 2024 was SEK 93 (82) million. The compensation expense for the EPP and the KC Plans during 2024, which are cash settled, was SEK 27 (39) million and SEK 1,953 (1,250) million respectively. The total compensation expense during 2024 amounted to SEK 2,073 (1,371) million.
The total provision for the cash-settled plans amounted to SEK 2,992 (1,584) million, including social security charges of SEK 272 (153) million, at the end of 2024.

Compensation expense for LTV 2021–2024
(million)	2024	2023	2022	2021	Total
Share-settled programs 1)
LTV 2024	44	–	–	–	44
LTV 2023	24	25	–	–	49
LTV 2022	18	20	12	–	50
LTV 2021	7	31	36	24	98
Total share-settled programs of which the President and CEO	93 24	76 28	48 22	24 11	241 85

Cash-settled plans
EPP 2022	30	20	12	–	62
EPP 2021	–3	16	15	17	45
Total executive performance plans	27	36	27	17	107

KC 2024	1,127	–	–	–	1,127
KC 2023	620	811	–	–	1,431
KC 2022	217	330	280	–	827
KC 2021	–11	91	89	355	524
Total key contributor plans	1,953	1,232	369	355	3,909
Total cash-settled plans	1,980	1,268	396	372	4,016
Total compensation expense	2,073	1,344	444	396	4,257

1)	LTV 2024 and 2023 include Executive Team and Executives

Fair value (FV)
The compensation expense for the share-settled plans is based on FV and the number of shares. The FV for the LTV programs includes adjustments for absolute and relative TSR development performance criteria at the grant date, using a Monte Carlo model, which uses a number of inputs, including expected dividends, expected share price volatility and the expected period to exercise. The performance criteria of the LTV program are also based on the outcome of the Group operating income (EBITA) as per fiscal year 2024 and 2023 and Group operating income (EBIT) as per fiscal years 2022 and 2021. The FV for the Group operating income (EBITA and EBIT) performance criteria is calculated as the share price at grant date, reduced by the net present value of the dividend expected during the three-year vesting period. For the performance criteria the number of shares is adjusted in relation to the achievement level of the performance criteria at the end of the performance period.

Fair values (SEK)
Executive team/Executives programs	LTV 2024	LTV 2023	LTV 2022	LTV 2021
Share price at grant	61.46	55.59	78.88	116.66
Fair value Absolute TSR	59.05	32.75	41.18	113.47
Fair value ESG – Environmental (1,2,3)	53.61	47.80	71.45	–
Fair value ESG – Social	53.61	47.80	71.45	–
Fair value Relative TSR	55.61	39.40	54.48	108.61
Fair value Group operating income (EBITA and EBIT)	53.61	47.80	71.45	110.70

Payout of Cash-settled Plan
During 2024 four plans vested: EPP 2021, KC Plan 2021 tranche 3, KC Plan 2022 tranche 2 and KC Plan 2023 tranche 1 (vesting February ). The share price for the plan that vested February 18, 2024 was SEK 55.63 and the accumulated payout to the participants amounted to SEK 632.2 million.
The Ericsson share purchase plan (ESPP)
Ericsson is committed to helping employees thrive and to recognizing them for the impact they create by providing opportunities to enrich their working experience. In order to encourage employees to play an active role in achieving the Company’s purpose, further create sense of belonging and ownership, the new Ericsson share purchase plan was launched in November 2021. At the end of 2024 the plan is implemented in 69 countries to 76,000 eligible employees.
The ESPP is an all-employee share purchase plan that enables employees to purchase Ericsson B-shares up to a maximum value of SEK 55,000 per year via monthly payroll deduction. In recognition of the employees’ commitment, Ericsson supports the participants with a net cash payment up to 15% of their elected contribution amounts and will cover the tax on the Company supported amount, which is payable via payroll. Under the ESPP participants will acquire Ericsson B shares at market price on the stock exchange and the ESPP does therefore not have any dilutive effect.
Ericsson share purchase plan

Eligible employees	Number of countries with ESPP	Number of participants	Take-up rate – percent of eligible employees
76,000	69	13,148	17.3%
Option agreements
Prior to taking office as President and CEO of Ericsson, Board member Börje Ekholm entered into an option agreement in 2016 with Investor AB and AB Industrivärden, shareholders of Ericsson. Each of these two shareholders has issued 1,000,000 call options to Bör je Ek
holm on market terms (valuation conducted, using the Black & Scholes model, by an independent third party). Under the agreements, Börje Ekholm purchased a total of 2,000,000 call options issued by the shareholders, for a purchase price of SEK 0.49 per call option. Each call option entitled the purchase of one Ericsson Class B share from the shareholders at a strike price of SEK 80 per share (adjusted for dividend effects during the option period) after a seven-year period. The exercise period was one year with the possibility of extending it by up to one year in the event that the holder is unable to exercise the option during the exercise period due to a regulatory restriction or prohibition. The option program was concluded in November 2024 through a cash settlement. A total of 2,000,000 call options were exercised with net proceeds of SEK 2.44 per option. As the call options were purchased on market terms as described above, no compensation expense h
a
s been recognized by the Group during the option period.
In 2024, Board Chair Jan Carlson entered into an option agreement with Investor AB, a shareholder of Ericsson, for the acquisition of 132,538 call options relating to shares in Telefonaktiebolaget LM Ericsson. Under the agreement, Investor AB has issued call options to Jan Carlson on market terms (valuation conducted, using the Black & Scholes model, by an independent third party) and Jan Carlson purchased the call options at a price of SEK 15.09 per call optio
n
. Each call option entitles the purchase of one Ericsson Class B share from Investor AB at a strike price of SEK 68.62 per share (to be recalculated to neutralize the effects of dividend payments during the option period) after a six-year period starting May 7, 2024. The exercise period is one year with the possibility to be extended for up to one year in the event that the holder is unable to exercise the option during the exercise period due to a regulatory restriction or prohibition. Due to the fact that the call options were purchased on market terms as described above, no compensation expense has been recognized by the Company during the option period and will not be recognized during the remaining part of the option period.